FINANCIAL STATEMENTS

UBS Life Insurance Company USA Separate Account
Year Ended December 31, 2005

                 UBS Life Insurance Company USA Separate Account

                              Financial Statements

                          Year Ended December 31, 2005




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................6
Notes to Financial Statements..................................................9

             Report of Independent Registered Public Accounting Firm

The Board of Directors
UBS Life Insurance Company USA Separate Account

We have audited the accompanying statements of assets and liabilities of each of the divisions of UBS Life Insurance Company USA Separate Account (the Account, formerly, UBS Paine Webber Life Variable Annuity Account), comprising the Money Market, U.S. Government/High Grade Securities, Growth, Growth and Income, International, Global Bond, and Total Return Divisions, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the mutual funds' transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting UBS Life Insurance Company USA Separate Account at December 31, 2005, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
March 24, 2006

                 UBS Life Insurance Company USA Separate Account

                      Statements of Assets and Liabilities

                                December 31, 2005



                                                                                              MONEY
                                                                                              MARKET
                                                                                             DIVISION
                                                                                        -------------------
                                                                                        -------------------
ASSETS
Investments in shares of mutual funds, at market                                              $407,167

LIABILITIES                                                                                          -
                                                                                        -------------------
                                                                                        -------------------
Net assets                                                                                    $407,167
                                                                                        ===================
                                                                                        ===================

NET ASSETS
Accumulation units with early withdrawal charges                                              $369,170
Accumulation units without early withdrawal charges                                             20,132
Contracts in the annuitization period with early withdrawal charges                             17,865
Contracts in the annuitization period without early withdrawal charges                               -
                                                                                        -------------------
                                                                                        -------------------
Total net assets                                                                              $407,167
                                                                                        ===================
                                                                                        ===================

Investments in shares of mutual funds, at cost                                                $407,167
Shares of mutual fund owned                                                                    407,167

Accumulation units with early withdrawal charges:
   Units outstanding                                                                            31,005
   Unit value                                                                                   $11.90

Accumulation units without early withdrawal charges:
   Units outstanding                                                                             1,728
   Unit value                                                                                   $11.65

Contracts in the annuitization period with early withdrawal charges:
   Units outstanding                                                                             1,471
   Unit value                                                                                   $12.14

Contracts in the annuitization period without early withdrawal charges:
   Units outstanding                                                                                 -
   Unit value                                                                                 $      -

See accompanying notes.

 U.S. GOVERNMENT/
    HIGH GRADE                                                              GLOBAL             TOTAL
    SECURITIES                     GROWTH AND INCOME   INTERNATIONAL         BOND             RETURN
     DIVISION      GROWTH DIVISION      DIVISION          DIVISION         DIVISION          DIVISION
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

     $1,488,820        $5,392,358       $1,890,824        $2,394,409          $955,908       $2,347,961

              -                 -                -                 -                 -                -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $1,488,820        $5,392,358       $1,890,824        $2,394,409          $955,908       $2,347,961
============================================================================================================
============================================================================================================


     $1,271,958        $4,668,422       $1,668,206        $1,907,806          $887,851       $2,096,888
        193,164           696,197          189,363           473,422            59,086          215,825
         15,180            23,231           17,247             1,442                 -           20,820
          8,518             4,508           16,008            11,739             8,971           14,428
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $1,488,820        $5,392,358       $1,890,824        $2,394,409          $955,908       $2,347,961
============================================================================================================
============================================================================================================

     $1,536,778        $4,043,041       $1,632,368        $1,522,128          $965,936       $2,144,159
        125,958           263,170           75,998           132,361            84,444          122,417


         97,017           257,754           68,596           125,138            60,677          100,434
         $13.11            $18.11           $24.32            $15.25            $14.63           $20.88


         15,044            39,539            7,733            34,653             4,186           10,505
         $12.84            $17.61           $24.49            $13.66            $14.11           $20.54


          1,135             1,258              695                93                 -              977
         $13.37            $18.46           $24.80            $15.55          $      -           $21.30


            655               253              646               849               628              694
         $13.00            $17.81           $24.78            $13.83            $14.29           $20.80

                 UBS Life Insurance Company USA Separate Account

                            Statements of Operations

                          Year Ended December 31, 2005


                                                                                              MONEY
                                                                                              MARKET
                                                                                             DIVISION
                                                                                        -------------------
                                                                                        -------------------
Income:
   Dividends                                                                                    $9,194
Expenses:
   Mortality and expense risk                                                                    5,910
                                                                                        -------------------
                                                                                        -------------------
Net investment income (loss)                                                                     3,284

Realized gain on investments:
   Realized gain (loss) on sale of fund shares                                                       -
   Realized gain distributions                                                                       -
                                                                                        -------------------
                                                                                        -------------------
Net realized gain on investments                                                                     -

Change in unrealized appreciation/depreciation of investments                                        -
                                                                                        -------------------
                                                                                        -------------------
Net increase (decrease) in net assets from operations                                           $3,284
                                                                                        ===================

See accompanying notes.

 U.S. GOVERNMENT/
    HIGH GRADE                                                              GLOBAL             TOTAL
    SECURITIES                     GROWTH AND INCOME   INTERNATIONAL         BOND             RETURN
     DIVISION      GROWTH DIVISION      DIVISION          DIVISION         DIVISION          DIVISION
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

        $44,881      $           -         $  29,109        $  11,717        $  95,418           $64,827

         24,730             87,306            31,523           37,445           17,299            40,421
-----------------------------------------------------------------------------------------------------------
         20,151            (87,306)           (2,414)         (25,728)          78,119            24,406


         (4,419)           213,818            39,760          133,866           23,948            37,310
         42,519                  -                 -                -           12,171                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         38,100            213,818            39,760          133,866           36,119            37,310

        (53,069)           378,717            22,861          261,144         (218,961)           (8,951)
-----------------------------------------------------------------------------------------------------------
       $  5,182           $505,229           $60,207         $369,282        $(104,723)          $52,765
===========================================================================================================

                 UBS Life Insurance Company USA Separate Account

                       Statements of Changes in Net Assets

                                                         MONEY MARKET             U.S. GOVERNMENT/HIGH
                                                           DIVISION            GRADE SECURITIES DIVISION
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31
                                                      2005          2004           2005          2004
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $    3,284   $    (4,154) $       20,151 $     22,661
   Net realized gain  on investments                         -             -         38,100        53,903
   Change in unrealized appreciation/
     depreciation of investments                             -             -        (53,069)      (39,772)
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                       3,284        (4,154)         5,182        36,792

Contract transactions:
   Administrative charges                                 (278)         (447)        (1,015)       (1,225)
   Contract distributions and terminations            (311,487)     (156,427)      (214,175)     (363,256)
   Transfer payments (to) from other divisions         401,879       (10,583)        51,174        46,537
   Actuarial adjustment in reserves for
     currently payable annuity contracts               (11,224)      (12,660)        (3,086)      (31,081)
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net increase (decrease) in net assets from
   contract transactions                                78,890      (180,117)      (167,102)     (349,025)
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Total increase (decrease) in net assets                 82,174      (184,271)      (161,920)     (312,233)

Net assets at beginning of year                        324,993       509,264      1,650,740     1,962,973
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net assets at end of year                             $407,167      $324,993     $1,488,820    $1,650,740
                                                 ==========================================================

See accompanying notes.

                                          Growth and
       GROWTH DIVISION                 INCOME DIVISION             INTERNATIONAL DIVISION
------------------------------- ---------------------------------------------------------------
------------------------------- ---------------------------------------------------------------
    YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
     2005           2004             2005           2004             2005           2004
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------

  $   (87,306)  $    (97,680)    $     (2,414) $     (15,086)      $   (25,728) $    (29,930)
      213,818        155,514           39,760         40,899           133,866        37,902

      378,717        712,395           22,861        169,982           261,144       317,238
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------

      505,229        770,229           60,207        195,795           369,282       325,210


       (3,075)        (3,567)          (1,101)        (1,273)           (1,226)       (1,257)
     (906,386)    (1,226,520)        (236,122)      (496,997)         (289,385)     (180,344)
     (220,293)      (201,848)         (30,862)       206,873           (62,165)       50,129

       (5,741)       (27,653)          (6,421)       (95,003)             (997)      (38,140)
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------

   (1,135,495)    (1,459,588)        (274,506)      (386,400)         (353,773)     (169,612)
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------
     (630,266)      (689,359)        (214,299)      (190,605)           15,509       155,598

    6,022,624      6,711,983        2,105,123      2,295,728         2,378,900     2,223,302
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------
   $5,392,358     $6,022,624       $1,890,824     $2,105,123        $2,394,409    $2,378,900
=============================== ==============================  ===============================

                 UBS Life Insurance Company USA Separate Account

                                                     GLOBAL BOND DIVISION        TOTAL RETURN DIVISION
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31
                                                      2005          2004           2005          2004
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                  $     78,119   $     48,799   $     24,406  $     19,269
   Net realized gain on investments                    36,119         44,236         37,310        60,309
   Change in unrealized appreciation/
     depreciation of investments                     (218,961)          (849)        (8,951)      144,524
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                   (104,723)        92,186         52,765       224,102

Contract transactions:
   Administrative charges                                (686)          (744)        (1,398)       (1,807)
   Contract distributions and terminations           (170,616)       (78,050)      (340,561)   (1,010,086)
   Transfer payments (to) from other divisions        (33,850)       (38,894)      (105,880)      (52,215)
   Actuarial adjustment in reserves for
     currently payable annuity contracts                 (791)        (3,361)        (4,333)     (204,314)
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net decrease in net assets from contract
   transactions                                      (205,943)      (121,049)      (452,172)   (1,268,422)
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Total increase (decrease) in net assets              (310,666)       (28,863)      (399,407)   (1,044,320)

Net assets at beginning of year                     1,266,574      1,295,436      2,747,368     3,791,688
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net assets at end of year                         $   955,908     $1,266,573     $2,347,961    $2,747,368
                                                 ==========================================================

                 UBS Life Insurance Company USA Separate Account

                          Notes to Financial Statements

                                December 31, 2005


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

UBS Life Insurance Company USA Separate Account (the Account, formerly UBS Paine Webber Life Variable Annuity Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by UBS Life Insurance Company USA (the Company, formerly UBS Paine Webber Life Insurance Company), a wholly-owned subsidiary of PaineWebber Life Holdings, Inc., who in turn is a wholly owned subsidiary of UBS AG. The Account exists in accordance with rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, at December 31, 2005, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of Alliance Bernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund):

   DIVISION                                            INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------------------
   Money Market                                         Money Market Portfolio
   U.S. Government/High Grade Securities                U.S. Government/High Grade Securities Portfolio
   Growth                                               Growth Portfolio
   Growth and Income                                    Growth and Income Portfolio
   International                                        International Portfolio
   Global Bond                                          Global Bond Portfolio
   Total Return                                         Total Return Portfolio

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to the Account.

                 UBS Life Insurance Company USA Separate Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

2. EXPENSES AND RELATED-PARTY TRANSACTIONS

The Company is compensated for mortality, distribution, and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of 12 in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five-year period following the date the payment was received.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2005:

                                                                       COST OF            PROCEEDS FROM
   DIVISION                                                           PURCHASES               SALES
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------
   Money Market                                                               $456,778       $   374,604
   U.S. Government/High Grade Securities                                       163,355           267,787
   Growth                                                                       25,394         1,248,196
   Growth and Income                                                            77,323           354,242
   International                                                                94,441           473,942
   Global Bond                                                                 143,808           259,460
   Total Return                                                                 96,375           524,142

5. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31:

                                             2005                                    2004
                            --------------------------------------- ---------------------------------------
                                                       INCREASE                                   NET
   DIVISION                  PURCHASED    REDEEMED    (DECREASE)     PURCHASED    REDEEMED     DECREASE
   ---------------------------------------------------------------- ---------------------------------------
   Money Market                  37,740      31,047        6,693            619      15,810      (15,191)
   U.S. Government/High
      Grade Securities            5,829      18,672      (12,843)         7,081      34,147      (27,066)
   Growth                         1,681      70,457      (68,776)         3,522      98,286      (94,764)
   Growth and Income              2,080      13,637      (11,557)        13,202      30,643      (17,441)
   International                  6,426      32,992      (26,566)         4,374      19,358      (14,984)
   Global Bond                    2,404      15,869      (13,465)             -       8,145       (8,145)
   Total Return                   1,562      23,678      (22,116)         6,683      71,517      (64,834)

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2005, 2004, 2003, 2002, and 2001, and investment income ratios and expense, investment income rating, and total return ratios for the years then ended:

                                                                                     RATIO OF
                                                                                    EXPENSES TO
                                                              NET      INVESTMENT     AVERAGE
                                                   UNIT      ASSETS      INCOME         NET        TOTAL
               DIVISION                 UNITS     VALUE      (000)      RATIO (1)    ASSETS (2) RETURN (3)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------
  MONEY MARKET (4)
  Accumulation units with early
     withdrawal charges:
       2005                              31,005    $11.90  $   369       2.48%         1.60%        .68%
       2004                              22,249     11.82      263       0.68          1.60       (0.92)
       2003                              36,346     11.93      433       0.55          1.60       (1.00)
       2002                              67,756     12.05      817       1.31          1.60       (0.41)
       2001                             104,594     12.10    1,265       2.12          1.60        0.41
  Accumulation units without early
     withdrawal charges:
       2005                               1,728     11.65       20       2.48          1.77         .52
       2004                               2,861     11.59       33       0.68          1.77       (1.02)
       2003                               2,905     11.71       34       0.55          1.77       (1.26)
       2002                               3,094     11.86       37       1.31          1.77       (0.50)
       2001                               5,617     11.92       67       2.12          1.77        0.18

                                                                                     RATIO OF
                                                                                    EXPENSES TO
                                                              NET      INVESTMENT     AVERAGE
                                                   UNIT      ASSETS      INCOME         NET        TOTAL
               DIVISION                 UNITS     VALUE      (000)      RATIO (1)    ASSETS (2) RETURN (3)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------
  Contracts in the annuitization
     period with early withdrawal
     changes:
       2005                               1,471    $12.14 $     18       2.48%         1.40%       0.91%
       2004                               2,401     12.03       29       0.68          1.40       (0.66)
       2003                               3,451     12.11       42       0.55          1.40       (0.90)
       2002                               4,460     12.22       54       1.31          1.40        0.08
       2001                                   -         -        -           -            -           -
  U.S. GOVERNMENT/HIGH GRADE
     SECURITIES  (4)
  Accumulation units with early
     withdrawal charges:
       2005                              97,017     13.11    1,272       2.94          1.60        0.38
       2004                             106,549     13.06    1,392       2.85          1.60        2.11
       2003                             132,439     12.79    1,694       2.95          1.60        2.24
       2002                             150,569     12.51    1,884       3.35          1.60        6.02
       2001                             142,319     11.80    1,679       9.39          1.60        4.23
  Accumulation units without early
     withdrawal charges:
       2005                              15,044     12.84      193       2.94          1.77        0.16
       2004                              18,122     12.82      232       2.85          1.77        1.99
       2003                              19,025     12.57      239       2.95          1.77        2.03
       2002                              20,558     12.32      253       3.35          1.77        5.93
       2001                              18,863     11.63      219       9.39          1.77        3.99
  Contracts in the annuitization
     period with early withdrawal
     charges:
       2005                               1,135     13.37       15       2.94          1.40        0.53
       2004                               1,312     13.30       18       2.85          1.40        2.31
       2003                               1,527     13.00       20       2.95          1.40        2.44
       2002                               1,723     12.69       22       3.35          1.40        6.28
       2001                               1,650     11.94       20       9.39          1.40        4.43
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2005                                 655     13.00        9       2.94          1.65        0.31
       2004                                 711     12.96        9       2.85          1.65        2.13
       2003                                 769     12.69       10       2.95          1.65        2.17
       2002                                 829     12.42       10       3.35          1.65        5.17
       2001                                   -         -        -           -            -           -

                                                                                     RATIO OF
                                                                                    EXPENSES TO
                                                              NET      INVESTMENT     AVERAGE
                                                   UNIT      ASSETS      INCOME         NET        TOTAL
               DIVISION                 UNITS     VALUE      (000)      RATIO (1)    ASSETS (2) RETURN (3)
  ----------------------------------------------------------------------------------------------------------

  GROWTH (4)
  Accumulation units with early
     withdrawal charges:
       2005                              257,754    $18.11    $ 4,668      -%            1.60%     10.16%
       2004                              320,967     16.44      5,275      -             1.60      12.91
       2003                              407,815     14.56      5,936      -             1.60      32.97
       2002                              455,414     10.95      4,988      -             1.60     (29.22)
       2001                              293,961     15.47      4,548      -             1.60     (22.96)
  Accumulation units without early
     withdrawal charges:
       2005                               39,539     17.61        696      -             1.77       9.99
       2004                               44,759     16.01        717      -             1.77      12.75
       2003                               52,208     14.20        741      -             1.77      32.71
       2002                               56,269     10.70        602      -             1.77     (29.37)
       2001                               17,734     15.15        269      -             1.77     (23.05)
  Contracts in the annuitization
     period with early withdrawal
     charges:
       2005                                1,258     18.46         23      -             1.40      10.41
       2004                                1,567     16.72         26      -             1.40      13.13
       2003                                1,997     14.78         30      -             1.40      33.15
       2002                                2,293     11.10         25      -             1.40     (29.07)
       2001                                3,278     15.65         51      -             1.40     (22.78)
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2005                                  253     17.81          5      -             1.65      10.14
       2004                                  287     16.17          5      -             1.65      12.84
       2003                                  324     14.33          5      -             1.65      32.81
       2002                                  363     10.79          4      -             1.65     (29.25)
       2001                                  407     15.25          6      -             1.65     (22.98)
  GROWTH AND INCOME
  Accumulation units with early
     withdrawal charges:
       2005                               68,596     24.32      1,668      1.49          1.60       3.23
       2004                               78,172     23.56      1,842      0.91          1.60       9.68
       2003                               90,613     21.48      1,947      1.06          1.60      30.42
       2002                              103,605     16.47      1,707      0.65          1.60     (23.29)
       2001                              149,829     21.47      3,218      1.56          1.60      (1.31)

                                                                                     RATIO OF
                                                                                    EXPENSES TO
                                                              NET      INVESTMENT     AVERAGE
                                                   UNIT      ASSETS      INCOME         NET        TOTAL
               DIVISION                 UNITS     VALUE      (000)      RATIO (1)    ASSETS (2) RETURN (3)
  -----------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------

  Accumulation units without early
     withdrawal charges:
       2005                                7,733    $24.49  $    189      1.49%         1.77%       3.03%
       2004                                9,447     23.77       225      0.91          1.77        9.54
       2003                               10,594     21.70       230      1.06          1.77       30.17
       2002                               11,533     16.67       192      0.65          1.77      (23.43)
       2001                               19,017     21.77       414      1.56          1.77       (1.46)
  Contracts in the annuitization
     period with early withdrawal
     charges
       2005                                  695     24.80       17       1.49          1.40        3.38
       2004                                  896     23.99       21       0.91          1.40        9.95
       2003                                4,679     21.82      102       1.06          1.40       30.66
       2002                                7,406     16.70      124       0.65          1.40      (23.15)
       2001                                9,812     21.73      213       1.56          1.40       (1.09)
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2005                                  646     24.78       16       1.49          1.65        3.12
       2004                                  712     24.03       17       0.91          1.65        9.63
       2003                                  782     21.92       17       1.06          1.65       30.40
       2002                                  856     16.81       14       0.65          1.65      (23.35)
       2001                                  367     21.93        8       1.56          1.65       (1.35)
  INTERNATIONAL
  Accumulation units with early
     withdrawal charges:
       2005                              125,138     15.25    1,908       0.51          1.60       17.31
       2004                              145,123     13.00    1,887       0.27          1.60       15.76
       2003                              159,244     11.23    1,788       0.14          1.60       29.53
       2002                              193,582      8.67    1,679       0.05          1.60      (16.63)
       2001                              247,231     10.40    2,571       0.07          1.60      (22.39)
  Accumulation units without early
     withdrawal charges:
       2005                               34,653     13.66      473       0.51          1.77       17.05
       2004                               41,154     11.67      480       0.27          1.77       15.54
       2003                               41,911     10.10      423       0.14          1.77       29.32
       2002                               43,446      7.81      339       0.05          1.77      (16.74)
       2001                               47,761      9.38      448       0.07          1.77      (22.55)

                                                                                     RATIO OF
                                                                                    EXPENSES TO
                                                              NET      INVESTMENT     AVERAGE
                                                   UNIT      ASSETS      INCOME         NET        TOTAL
               DIVISION                 UNITS     VALUE      (000)      RATIO (1)    ASSETS (2) RETURN (3)
  ----------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------
  Contracts in the annuitization
     period with early withdrawal
     charges:

       2005                                   93    $15.55 $      1     0.51%       1.40%        17.54%
       2004                                  102     13.23        1     0.27        1.40         15.95
       2003                                  133     11.41        2     0.14        1.40         29.81
       2002                                  271      8.79        2     0.05        1.40        (16.60)
       2001                                  422     10.54        4     0.07        1.40        (22.26)
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2005                                  849     13.83       12     0.51        1.65         17.20
       2004                                  921     11.80       11     0.27        1.65         15.69
       2003                                  996     10.20       10     0.14        1.65         29.44
       2002                                1,074      7.88        8     0.05        1.65        (13.50)
       2001                                    -         -        -         -          -             -
  GLOBAL BOND
  Accumulation units with early
     withdrawal charges:
       2005                               60,677     14.63      888     8.88        1.60         (9.13)
       2004                               70,220     16.10    1,131     5.62        1.60          7.91
       2003                               77,790     14.92    1,161     6.11        1.60         11.43
       2002                               88,046     13.39    1,179     1.18        1.60         15.03
       2001                             109,557      11.64    1,275         -       1.60         (3.04)
  Accumulation units without early
     withdrawal charges:
       2005                                4,186     14.11       59     8.88        1.77         (9.32)
       2004                                8,055     15.56      125     5.62        1.77          7.76
       2003                                8,567     14.44      124     6.11        1.77         11.25
       2002                               12,345     12.98      160     1.18        1.77         14.87
       2001                               24,114     11.30      272         -       1.77         (3.25)
  Contracts in the annuitization
     period with early withdrawal
     charges:
       2005                                    -     14.93        -     8.88        1.40         (8.91)
       2004                                    -     16.39        -     5.62        1.40          8.11
       2003                                    7     15.16        -     6.11        1.40         11.63
       2002                                   52     13.58        1     1.18        1.40         15.28
       2001                                   98     11.78        1         -       1.40         (2.86)

                                                                                     RATIO OF
                                                                                    EXPENSES TO
                                                              NET      INVESTMENT     AVERAGE
                                                   UNIT      ASSETS      INCOME         NET        TOTAL
               DIVISION                 UNITS     VALUE      (000)      RATIO (1)    ASSETS (2) RETURN (3)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2005                                 628    $14.29 $      9       8.88%         1.65%     (9.15)%
       2004                                 681     15.73       11       5.62          1.65       7.81
       2003                                 737     14.59       11       6.11          1.65      11.46
       2002                                 794     13.09       10       1.18          1.65       6.25
       2001                                   -         -        -          -             -          -
  TOTAL RETURN
  Accumulation units with early
     withdrawal charges:
       2005                             100,434     20.88    2,097       2.58          1.60       2.25
       2004                             120,476     20.42    2,460       2.20          1.60       7.36
       2003                             177,237     19.02    3,371       2.64          1.60      17.19
       2002                             212,353     16.23    3,447       1.95          1.60     (12.03)
       2001                             270,886     18.45    4,997       4.99          1.60       3.09
  Accumulation units without early
     withdrawal charges:
       2005                              10,505     20.54      216       2.58          1.77       2.09
       2004                              12,369     20.12      249       2.20          1.77       7.14
       2003                              19,306     18.78      363       2.64          1.77      16.94
       2002                              20,860     16.06      335       1.95          1.77     (12.14)
       2001                              29,044     18.28      531       4.99          1.77       2.91
  Contracts in the annuitization
     period with early withdrawal
     charges:
       2005                                 977     21.30       21       2.58          1.40       2.45
       2004                               1,117     20.79       23       2.20          1.40       7.55
       2003                               2,179     19.33       42       2.64          1.40      17.36
       2002                               2,496     16.47       41       1.95          1.40     (11.78)
       2001                               1,740     18.67       32       4.99          1.40       3.30
  Contracts in the annuitization
     period without early withdrawal
     charges:
       2005                                 694     20.80       14       2.58          1.65       2.21
       2004                                 764     20.35       15       2.20          1.65       7.27
       2003                                 838     18.97       16       2.64          1.65      17.10
       2002                                 916     16.20       15       1.95          1.65     (12.05)
       2001                                 366     18.42        7       4.99          1.65       3.02

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. For periods where contracts have not been outstanding for the entire year, average net assets have been calculated from the date operations commenced through the end of the reporting period. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods when contracts have not been outstanding for the entire year, total return amounts have not been annualized.

(4) During April 2002, the shareholders of the Brinson Series Trust (Brinson) voted to merge their Money Market, Strategic Fixed Income, and Aggressive Growth Portfolios into the Money Market, U.S. Government/High Grade Securities and Growth Portfolios, respectively, of the Alliance Bernstein Variable Products Series Fund, Inc. (Alliance). Effective with the mergers of the underlying mutual funds, all assets of the Strategic Fixed Income and Aggressive Growth Divisions were transferred to the U.S. Government/High Grade Securities and Growth Divisions, respectively, and the Strategic Fixed Income and Aggressive Growth Divisions of the Account ceased to exist. Information presented for the periods prior to the mergers has not been restated.